LOANS TO THIRD PARTIES - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)
Debt Instrument [Line Items]
Effective percentage	1.00%	1.00%
Proceeds from collection	¥ 2.0	$ 0.3
Maximum
Debt Instrument [Line Items]
Interest rate (as a percent)	15.60%	15.60%
Minimum
Debt Instrument [Line Items]
Interest rate (as a percent)	6.00%	6.00%